CREDIT FACILITY WITH PLATINUM-MONTAUR LIFE SCIENCES, LLC (Details Narrative) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Nov. 06, 2012	Oct. 17, 2012	Sep. 20, 2012	Sep. 14, 2012	Aug. 31, 2012
Notes to Financial Statements
Loan agreement initial credit facility								$ 20,000,000
Loan agreement Maximum Draw Amount								5,000,000
Promissory note period								5 years
Principal interest rate per annum								10.00%
Accrued interest expenses	3,000	3,000	61,000
Cash and cash equivalent minimum requirements on credit facility								5,000,000
Commitment warrant value, shares								400,000
Fair value Commitment warrant, recorded as deferred financing costs								4,840,000
Commitment warrant period								5 years
Commitment warrant exercise price								$ 20.00
Fair value Commitment warrant, current portion								968,004
Fair value Commitment warrant, current portion period								1 year
Amortization of fair value Commitment warrant	242,000	726,000	323,000
Funds borrowed pursuant to the Credit Facility								1,000,000
Purchase warrant value per 1,000,000 borrowed amount, shares								100,000
Purchase warrant value term								5 years
Commitment Warrant exercise price maximimum								$ 40.00
Commitment Warrant exercise price minimum								$ 20.00
Commitment Warrant beneficial ownership maximum								49.90%
Commitment Warrant beneficial ownership minimum								99.90%
Loan agreement September Request							3,000,000
September Request amount received				1,500,000	500,000	1,000,000
September Request warrant issued				150,000	50,000	100,000
September Request warrant term				5 years	5 years	5 years
Warrant exercise price September Request				$ 21.10	$ 22.70	$ 21.30
Fair value September Request						3,455,000
Debt Discount						3,000,000
Interest Expense						455,000
Amortization September request	5,556	5,556
Repayment of outstanding draws	3,113,366
Interest accrued	113,366		61,000
Non-cash interest expense	2,879,166
Common Stock shares purchased			4,000,000
Common Stock shares exercise price			$ 2
Fair value of the warrant			4,840,000
Amortization of the deferred financing cost			323,000
Fair value of note payable			3,000,000
Interest rate			10.00%
Amortization of the debt discount			121,000
Excess of fair value of the warrants			455,000
Carrying value of the note payable			$ 120,834